SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.    SHORT-TERM INVESTMENTS

The following is a summary of short-term investments:

	As of December 31,
	2020	2021

	(HK$ in thousands)

Money market funds	—	1,169,741
Total	—	1,169,741

For the years ended December 31, 2019, 2020 and 2021, the Group recorded realized gain of HK$707 thousand, HK$665 thousand and nil related to short-term investments in the consolidated statements of comprehensive income, respectively.